Supplement dated April 24, 2015 to the Wilmington Funds Prospectus dated August 31, 2014, as revised December 1, 2014 (the “Prospectus”)

Effective April 21, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on April 21, 2015, Naveen Yalamanchi of Calamos Advisors, LLC ceased to be a portfolio manager of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of April 21, 2015, all references to Naveen Yalamanchi in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated April 24, 2015, to the Wilmington Funds Statement of Additional Information dated August 31, 2014, as revised December 1, 2014 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective at the close of business on April 21, 2015, Naveen Yalamanchi of Calamos Advisors, LLC ceased to be a portfolio manager of the Fund. Accordingly, as of April 21, 2015, all references to Naveen Yalamanchi in the SAI are hereby deleted.

Please keep this Supplement for future reference.